Quarterly Holdings Report
for
Fidelity® Contrafund®
March 31, 2024
CON-NPRT1-0524
1.799873.120
Common Stocks - 96.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 21.2%
Entertainment - 2.2%
Capcom Co. Ltd.	262,362	4,898
Liberty Media Corp. Liberty Formula One Class C	2,461,728	161,489
Liberty Media Corp. Liberty Live Class C	149,278	6,541
Live Nation Entertainment, Inc. (a)	258,582	27,350
Netflix, Inc. (a)	3,847,273	2,336,564
The Walt Disney Co.	1,731,947	211,921
Universal Music Group NV	8,515,428	255,892
Warner Bros Discovery, Inc. (a)	1,383,234	12,076
		3,016,731
Interactive Media & Services - 19.0%
Alphabet, Inc.:
Class A (a)	20,012,173	3,020,437
Class C (a)	16,400,543	2,497,147
Bumble, Inc. (a)	1,000,524	11,356
Epic Games, Inc. (a)(b)(c)	123,700	74,220
Meta Platforms, Inc. Class A	41,359,091	20,083,148
Reddit, Inc.:
Class A	358,172	17,665
Class B (m)	1,043,950	51,488
Shutterstock, Inc. (d)	374,427	17,153
		25,772,614
TOTAL COMMUNICATION SERVICES		28,789,345
CONSUMER DISCRETIONARY - 11.2%
Automobiles - 0.2%
BYD Co. Ltd. (H Shares)	2,121,414	54,319
General Motors Co.	450,197	20,416
Hyundai Motor Co. Ltd.	893,860	156,955
Rad Power Bikes, Inc. (a)(b)(c)	2,588,458	1,217
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	2,698,575	6,800
Tesla, Inc. (a)	22,590	3,971
Toyota Motor Corp.	2,379,859	60,151
		303,829
Broadline Retail - 6.7%
Amazon.com, Inc. (a)	48,164,920	8,687,988
Coupang, Inc. Class A (a)	9,036,612	160,761
Dollarama, Inc.	489,976	37,327
Kohl's Corp. (d)	1,097,803	32,001
MercadoLibre, Inc. (a)	86,100	130,180
Pan Pacific International Holdings Ltd.	561,886	14,866
		9,063,123
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	332,821	73,414
Hotels, Restaurants & Leisure - 1.5%
Airbnb, Inc. Class A (a)	4,190,991	691,346
Booking Holdings, Inc.	74,530	270,386
Cava Group, Inc. (d)	1,258,323	88,146
Chipotle Mexican Grill, Inc. (a)	114,317	332,293
Deliveroo PLC Class A (a)(e)	15,920,815	23,772
Domino's Pizza, Inc.	56,095	27,872
Doordash, Inc. (a)	165,884	22,846
Evolution AB (e)	208,159	25,876
Flutter Entertainment PLC (a)	120,689	24,053
Hilton Worldwide Holdings, Inc.	1,689,659	360,421
Light & Wonder, Inc. Class A (a)	317,254	32,388
Marriott International, Inc. Class A	169,423	42,747
McDonald's Corp.	196,248	55,332
Red Rock Resorts, Inc.	277,325	16,590
Restaurant Brands International, Inc.	1,044,424	82,942
Starbucks Corp.	8,069	737
Yum China Holdings, Inc.	285,385	11,355
		2,109,102
Household Durables - 0.5%
D.R. Horton, Inc.	768,014	126,377
Garmin Ltd.	168,193	25,039
Lennar Corp. Class A	2,814,058	483,962
		635,378
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A (a)	418,954	52,508
Academy Sports & Outdoors, Inc.	1,854,202	125,233
AutoZone, Inc. (a)	4,396	13,855
Dick's Sporting Goods, Inc.	1,188,534	267,254
Fanatics, Inc. Class A (a)(b)(c)	2,461,391	182,069
Fast Retailing Co. Ltd.	221,828	68,728
Gap, Inc.	2,663,706	73,385
Industria de Diseno Textil SA	280,943	14,147
O'Reilly Automotive, Inc. (a)	345,883	390,460
Ross Stores, Inc.	429,549	63,041
The Home Depot, Inc.	192,256	73,749
TJX Companies, Inc.	4,143,200	420,203
Williams-Sonoma, Inc.	2,036,760	646,732
		2,391,364
Textiles, Apparel & Luxury Goods - 0.5%
adidas AG	95,384	21,301
Asics Corp.	297,300	13,956
Canva, Inc. Class A (b)(c)	88,378	94,269
Crocs, Inc. (a)	97,500	14,021
Deckers Outdoor Corp. (a)	113,703	107,024
lululemon athletica, Inc. (a)	53,895	21,054
NIKE, Inc. Class B	280,644	26,375
On Holding AG (a)(d)	8,233,069	291,286
Ralph Lauren Corp.	262,997	49,380
		638,666
TOTAL CONSUMER DISCRETIONARY		15,214,876
CONSUMER STAPLES - 2.0%
Beverages - 0.3%
Anheuser-Busch InBev SA NV ADR (d)	183,177	11,133
Constellation Brands, Inc. Class A (sub. vtg.)	49,055	13,331
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	271,307	35,343
Kweichow Moutai Co. Ltd. (A Shares)	44,700	10,525
PepsiCo, Inc.	44,463	7,781
The Coca-Cola Co.	6,192,901	378,882
		456,995
Consumer Staples Distribution & Retail - 1.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,701,352	97,103
Casey's General Stores, Inc.	304,131	96,851
Costco Wholesale Corp.	2,199,877	1,611,696
Performance Food Group Co. (a)	170,613	12,735
Walmart, Inc.	1,770,043	106,503
		1,924,888
Food Products - 0.1%
Bowery Farming, Inc. warrants (a)(b)(c)	122,686	252
Mondelez International, Inc.	2,351,629	164,614
		164,866
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	50,932	7,851
L'Oreal SA	375,100	177,637
Oddity Tech Ltd.	208,022	9,039
		194,527
TOTAL CONSUMER STAPLES		2,741,276
ENERGY - 2.4%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	373,684	20,482
TechnipFMC PLC	614,537	15,431
		35,913
Oil, Gas & Consumable Fuels - 2.4%
Cameco Corp.	2,216,725	96,029
Canadian Natural Resources Ltd.	4,832,080	368,609
Cheniere Energy, Inc.	332,489	53,624
ConocoPhillips Co.	3,650,857	464,681
Diamondback Energy, Inc.	362,272	71,791
EOG Resources, Inc.	809,106	103,436
Exxon Mobil Corp.	9,329,690	1,084,483
Hess Corp.	1,407,431	214,830
Marathon Petroleum Corp.	1,158,388	233,415
Occidental Petroleum Corp.	1,928,134	125,309
Phillips 66 Co.	263,858	43,099
PrairieSky Royalty Ltd.	1,137,135	22,272
Reliance Industries Ltd.	536,039	19,105
Sable Offshore Corp. (b)(f)	4,367,875	47,872
Valero Energy Corp.	1,250,062	213,373
		3,161,928
TOTAL ENERGY		3,197,841
FINANCIALS - 16.1%
Banks - 2.5%
AIB Group PLC	8,321,017	42,228
Banco Santander SA (Spain)	12,967,854	63,341
Bank of America Corp.	15,144,801	574,291
Bank of Ireland Group PLC	2,663,524	27,181
Citigroup, Inc.	2,737,167	173,098
East West Bancorp, Inc.	165,848	13,120
First Citizens Bancshares, Inc.	62,860	102,776
JPMorgan Chase & Co.	7,710,469	1,544,407
Nu Holdings Ltd. (a)	11,284,698	134,626
Royal Bank of Canada	2,298,072	231,784
Starling Bank Ltd. Series D (a)(b)(c)	26,724,113	112,320
Wells Fargo & Co.	6,552,159	379,763
		3,398,935
Capital Markets - 0.7%
Blackstone, Inc.	355,440	46,694
Brookfield Asset Management Ltd.:
Class A	54,733	2,299
Class A	2,397,691	100,751
Brookfield Corp. (Canada) Class A	385,439	16,128
CME Group, Inc.	200,189	43,099
Coinbase Global, Inc. (a)	414,864	109,989
Goldman Sachs Group, Inc.	129,872	54,246
KKR & Co. LP	537,847	54,097
London Stock Exchange Group PLC	591,380	70,761
Moody's Corp.	29,815	11,718
Morgan Stanley	1,177,481	110,872
MSCI, Inc.	188,271	105,516
Raymond James Financial, Inc.	23,079	2,964
TulCo LLC (a)(b)(c)(g)	140,771	107,206
UBS Group AG	3,970,528	122,129
		958,469
Consumer Finance - 0.4%
American Express Co.	2,129,715	484,915
Capital One Financial Corp.	334,804	49,849
Discover Financial Services	350,879	45,997
		580,761
Financial Services - 10.7%
Berkshire Hathaway, Inc. Class A (a)	18,764	11,904,632
Block, Inc. Class A (a)	286,380	24,222
MasterCard, Inc. Class A	887,317	427,305
PayPal Holdings, Inc. (a)	792,737	53,105
Rapyd Financial Network 2016 Ltd. (a)(b)(c)	340,545	24,492
Visa, Inc. Class A (d)	7,345,380	2,049,949
		14,483,705
Insurance - 1.8%
American International Group, Inc.	5,583,894	436,493
Arthur J. Gallagher & Co.	694,873	173,746
Chubb Ltd.	1,414,841	366,628
Fairfax Financial Holdings Ltd. (sub. vtg.)	193,721	208,816
Intact Financial Corp.	1,174,370	190,771
Marsh & McLennan Companies, Inc.	865,956	178,370
Progressive Corp.	3,009,055	622,333
The Travelers Companies, Inc.	1,041,764	239,752
		2,416,909
TOTAL FINANCIALS		21,838,779
HEALTH CARE - 10.9%
Biotechnology - 3.2%
Apogee Therapeutics, Inc.	260,262	17,294
BioNTech SE ADR (a)	342,586	31,604
Celldex Therapeutics, Inc. (a)	767,196	32,199
Denali Therapeutics, Inc. (a)	459,580	9,431
Galapagos NV sponsored ADR (a)	1,192,110	38,386
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(b)(c)	105,983	0
Janux Therapeutics, Inc. (a)	302,523	11,390
Moderna, Inc. (a)	522,840	55,714
Moonlake Immunotherapeutics (a)	494,777	24,853
Neurocrine Biosciences, Inc. (a)	93,134	12,845
Recursion Pharmaceuticals, Inc. (a)(d)	2,236,326	22,296
Regeneron Pharmaceuticals, Inc. (a)	2,656,503	2,556,858
Sarepta Therapeutics, Inc. (a)	40,253	5,211
Vaxcyte, Inc. (a)	656,213	44,826
Vertex Pharmaceuticals, Inc. (a)	3,460,049	1,446,335
Viking Therapeutics, Inc. (a)	215,103	17,638
		4,326,880
Health Care Equipment & Supplies - 1.1%
Alcon, Inc.	780,683	65,023
Boston Scientific Corp. (a)	6,497,236	444,996
DexCom, Inc. (a)	403,120	55,913
EssilorLuxottica SA	119,990	27,146
Intuitive Surgical, Inc. (a)	1,599,195	638,223
Shockwave Medical, Inc. (a)	35,072	11,420
Straumann Holding AG	86,566	13,822
Stryker Corp.	635,896	227,568
The Cooper Companies, Inc.	395,837	40,162
		1,524,273
Health Care Providers & Services - 2.2%
Cencora, Inc.	84,486	20,529
Molina Healthcare, Inc. (a)	25,858	10,623
UnitedHealth Group, Inc.	6,056,203	2,996,004
		3,027,156
Life Sciences Tools & Services - 0.1%
Danaher Corp.	310,198	77,463
IQVIA Holdings, Inc. (a)	74,332	18,798
Mettler-Toledo International, Inc. (a)	7,548	10,049
Thermo Fisher Scientific, Inc.	67,164	39,036
Veterinary Emergency Group LLC Class A (a)(b)(c)(g)	1,114,406	62,006
		207,352
Pharmaceuticals - 4.3%
Eli Lilly & Co.	5,343,622	4,157,124
Intra-Cellular Therapies, Inc. (a)	641,619	44,400
Merck & Co., Inc.	8,813,818	1,162,983
Novo Nordisk A/S Series B	1,138,541	146,045
Royalty Pharma PLC	6,165,229	187,238
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	5,790,765	81,708
		5,779,498
TOTAL HEALTH CARE		14,865,159
INDUSTRIALS - 5.6%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)	176,610	55,258
General Dynamics Corp.	87,070	24,596
Howmet Aerospace, Inc.	1,268,283	86,789
Lockheed Martin Corp.	28,225	12,839
Northrop Grumman Corp.	373,864	178,954
Relativity Space, Inc. warrants (a)(b)(c)	100,694	1,570
Rolls-Royce Holdings PLC (a)	5,500,556	29,595
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	3,585,070	347,752
Class C (a)(b)(c)	129,910	12,601
TransDigm Group, Inc.	198,180	244,078
		994,032
Air Freight & Logistics - 0.0%
Zipline International, Inc. (a)(b)(c)	515,816	18,523
Building Products - 0.3%
Carrier Global Corp.	1,091,981	63,477
Masco Corp.	77,900	6,145
The AZEK Co., Inc. (a)	162,707	8,171
Trane Technologies PLC	1,077,351	323,421
		401,214
Commercial Services & Supplies - 0.4%
Cintas Corp.	250,546	172,133
Clean Harbors, Inc. (a)	646,681	130,183
Clean TeQ Water Pty Ltd. (a)(d)	2,083,150	502
GFL Environmental, Inc.	3,353,618	115,645
Republic Services, Inc.	429,027	82,133
Veralto Corp.	739,836	65,594
Waste Connections, Inc. (United States)	158,954	27,342
		593,532
Electrical Equipment - 0.8%
Eaton Corp. PLC	2,031,124	635,092
Fuji Electric Co. Ltd.	37,000	2,483
GE Vernova LLC	113,300	15,494
Generac Holdings, Inc. (a)	263,392	33,224
Hubbell, Inc. Class B	752,698	312,407
Nextracker, Inc. Class A (a)	1,131,413	63,665
nVent Electric PLC	927,154	69,907
		1,132,272
Ground Transportation - 0.4%
Canadian Pacific Kansas City Ltd.	2,219,340	195,678
Old Dominion Freight Lines, Inc.	776,030	170,191
Uber Technologies, Inc. (a)	1,814,930	139,731
		505,600
Industrial Conglomerates - 1.0%
3M Co.	643,549	68,261
General Electric Co.	7,284,391	1,278,629
		1,346,890
Machinery - 0.9%
Caterpillar, Inc.	750,878	275,144
Deere & Co.	263,085	108,060
Fortive Corp.	623,560	53,639
Indutrade AB	400,700	10,927
Ingersoll Rand, Inc.	493,901	46,896
Mitsubishi Heavy Industries Ltd.	1,508,600	13,673
PACCAR, Inc.	4,458,998	552,425
Parker Hannifin Corp.	278,454	154,762
		1,215,526
Passenger Airlines - 0.2%
Copa Holdings SA Class A	105,695	11,009
Ryanair Holdings PLC sponsored ADR	1,629,708	237,269
		248,278
Professional Services - 0.2%
Equifax, Inc.	48,755	13,043
RELX PLC (London Stock Exchange)	312,514	13,477
Thomson Reuters Corp.	607,127	94,483
Verisk Analytics, Inc.	708,362	166,982
		287,985
Trading Companies & Distributors - 0.7%
Fastenal Co.	368,316	28,412
Ferguson PLC	193,522	42,271
Itochu Corp.	294,131	12,636
Mitsui & Co. Ltd.	303,422	14,185
United Rentals, Inc.	292,806	211,145
W.W. Grainger, Inc.	580,275	590,314
		898,963
TOTAL INDUSTRIALS		7,642,815
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	2,895,365	839,598
Motorola Solutions, Inc.	144,526	51,304
		890,902
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp. Class A	20,629,739	2,379,640
CDW Corp.	446,751	114,270
E Ink Holdings, Inc.	1,774,000	12,584
		2,506,494
IT Services - 1.0%
Accenture PLC Class A	2,295,155	795,524
ASAC II LP (a)(b)(c)	39,494,500	6,635
Cloudflare, Inc. (a)	1,177,221	113,990
Gartner, Inc. (a)	147,886	70,493
MongoDB, Inc. Class A (a)	176,729	63,382
Okta, Inc. (a)	123,287	12,898
Shopify, Inc. Class A (a)	3,561,686	274,775
X Holdings Corp. Class A (b)(c)	534,690	14,356
		1,352,053
Semiconductors & Semiconductor Equipment - 9.0%
Advanced Micro Devices, Inc. (a)	5,894,700	1,063,934
Advantest Corp.	882,382	39,198
Analog Devices, Inc.	572,946	113,323
Applied Materials, Inc.	1,100,762	227,010
Arm Holdings Ltd. ADR	195,264	24,406
ASML Holding NV (depository receipt)	131,847	127,954
Astera Labs, Inc.	266,456	19,768
Broadcom, Inc.	430,946	571,180
KLA Corp.	19,682	13,749
Lam Research Corp.	60,144	58,434
Lattice Semiconductor Corp. (a)	286,348	22,401
Monolithic Power Systems, Inc.	362,631	245,653
NVIDIA Corp.	10,018,415	9,052,239
ON Semiconductor Corp. (a)	433,162	31,859
Qualcomm, Inc.	1,762,755	298,434
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,945,102	264,631
		12,174,173
Software - 9.4%
Adobe, Inc. (a)	408,466	206,112
ANSYS, Inc. (a)	39,664	13,770
Aurora Innovation, Inc. (a)(d)	7,636,758	21,536
Cadence Design Systems, Inc. (a)	2,120,426	660,046
Check Point Software Technologies Ltd. (a)	417,853	68,532
Clear Secure, Inc. (d)	2,305,277	49,033
Confluent, Inc. (a)	223,624	6,825
CoreWeave, Inc. (b)(c)	96,706	37,736
Crowdstrike Holdings, Inc. (a)	383,815	123,047
Datadog, Inc. Class A (a)	498,720	61,642
Dynatrace, Inc. (a)	270,258	12,551
Fair Isaac Corp. (a)	938	1,172
HubSpot, Inc. (a)	73,276	45,912
Intuit, Inc.	158,919	103,297
JFrog Ltd. (a)	68,884	3,046
Microsoft Corp.	21,530,963	9,058,507
Palo Alto Networks, Inc. (a)	703,833	199,980
Roper Technologies, Inc.	55,645	31,208
Salesforce, Inc.	3,597,409	1,083,468
Samsara, Inc. (a)	1,719,281	64,972
ServiceNow, Inc. (a)	386,874	294,953
Stripe, Inc. Class B (a)(b)(c)	455,600	11,372
Synopsys, Inc. (a)	685,983	392,039
Tanium, Inc. Class B (a)(b)(c)	6,742,751	60,010
Varonis Systems, Inc. (a)	60,887	2,872
Workday, Inc. Class A (a)	170,291	46,447
ZenPayroll, Inc. (a)(b)(c)	289,200	10,220
Zoom Video Communications, Inc. Class A (a)	764,299	49,962
Zscaler, Inc. (a)	66,030	12,719
		12,732,986
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	22,293,370	3,822,867
Dell Technologies, Inc.	1,253,532	143,041
Samsung Electronics Co. Ltd.	890,650	53,318
		4,019,226
TOTAL INFORMATION TECHNOLOGY		33,675,834
MATERIALS - 2.1%
Chemicals - 0.3%
Linde PLC	194,545	90,331
Sherwin-Williams Co.	390,926	135,780
Westlake Corp.	715,721	109,362
		335,473
Construction Materials - 0.2%
CRH PLC	1,053,565	90,881
Martin Marietta Materials, Inc.	95,675	58,739
Vulcan Materials Co.	408,457	111,476
		261,096
Metals & Mining - 1.6%
ATI, Inc. (a)	264,540	13,537
B2Gold Corp.	40,014,840	104,871
Franco-Nevada Corp.	1,186,560	141,383
Freeport-McMoRan, Inc.	5,594,130	263,036
Ivanhoe Electric, Inc. (a)	4,854,811	47,577
Ivanhoe Mines Ltd. (a)	42,729,882	509,774
Ivanhoe Mines Ltd. (a)(e)	11,916,217	142,162
Lundin Gold, Inc.	376,726	5,295
Novagold Resources, Inc. (a)	5,873,279	17,561
Nucor Corp.	3,089,890	611,489
Orla Mining Ltd. (a)	94,526	358
Steel Dynamics, Inc.	2,358,068	349,536
Sunrise Energy Metals Ltd. (a)	2,528,545	1,063
		2,207,642
TOTAL MATERIALS		2,804,211
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Prologis, Inc.	199,117	25,929
UTILITIES - 0.4%
Electric Utilities - 0.4%
Constellation Energy Corp.	2,702,812	499,615
Kansai Electric Power Co., Inc.	924,054	13,185
NRG Energy, Inc.	298,462	20,203
		533,003
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	726,538	50,603
TOTAL UTILITIES		583,606
TOTAL COMMON STOCKS (Cost $38,684,687)		131,379,671

Preferred Stocks - 1.4%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.3%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	653,587	150,632

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	337,463	159
Series C(a)(b)(c)	1,327,879	1,049
Series D(a)(b)(c)	2,329,100	2,678
		3,886
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	15,500	3,896

Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A(b)(c)	13,120	13,995
Series A2(b)(c)	2,380	2,539
		16,534
TOTAL CONSUMER DISCRETIONARY		24,316

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	55,517	2,230
Series H(a)(b)(c)	69,898	3,559
		5,789
Food Products - 0.0%
Bowery Farming, Inc.:
Series C1(a)(b)(c)	226,491	1,647
Series D1(b)(c)	122,686	515
		2,162
TOTAL CONSUMER STAPLES		7,951

FINANCIALS - 0.0%
Financial Services - 0.0%
Acrisure Holdings, Inc. Series B (a)(b)(c)	379,681	9,708
Circle Internet Financial Ltd. Series F (a)(b)(c)	637,828	19,077
Tenstorrent Holdings, Inc. Series C1 (b)(c)	387,402	23,446
		52,231
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	3,224,900	11,190
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	2,100,446	0
		11,190
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(b)(c)	35,877,127	60
Lyra Health, Inc.:
Series E(a)(b)(c)	1,478,100	23,916
Series F(a)(b)(c)	69,520	1,125
Somatus, Inc. Series E (a)(b)(c)	15,253	16,874
		41,975
TOTAL HEALTH CARE		53,165

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.8%
Relativity Space, Inc.:
Series D(a)(b)(c)	1,673,085	31,839
Series E(a)(b)(c)	436,722	9,385
Series F(b)(c)	1,006,942	21,589
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	558,215	541,469
Series H(a)(b)(c)	120,282	116,674
Series N(a)(b)(c)	428,458	415,604
		1,136,560
Air Freight & Logistics - 0.1%
Zipline International, Inc.:
Series E(a)(b)(c)	1,317,166	47,299
Series F(b)(c)	682,143	24,496
		71,795
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	259,581	32,375

TOTAL INDUSTRIALS		1,240,730

INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
ASAPP, Inc. Series C (a)(b)(c)	1,300,504	3,784
Carbon, Inc.:
Series D(a)(b)(c)	915,425	7,616
Series E(a)(b)(c)	81,735	812
Moloco, Inc. Series A (b)(c)	419,608	18,761
Nuro, Inc.:
Series C(a)(b)(c)	3,293,118	12,514
Series D(a)(b)(c)	643,113	3,061
Stripe, Inc.:
Series H(a)(b)(c)	190,300	4,750
Series I(b)(c)	2,114,059	52,767
ZenPayroll, Inc.:
Series D(a)(b)(c)	2,436,137	86,093
Series E(a)(b)(c)	167,099	5,905
		196,063
MATERIALS - 0.1%
Metals & Mining - 0.1%
High Power Exploration, Inc. Series A (a)(b)(c)	14,154,085	61,853

TOTAL CONVERTIBLE PREFERRED STOCKS		1,786,941
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(b)(c)	1,059,433	31,688

TOTAL PREFERRED STOCKS (Cost $933,288)		1,818,629

Preferred Securities - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	2,699	5,038
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% (b)(c)(i)(j)	9,273	0
TOTAL PREFERRED SECURITIES (Cost $11,972)		5,038

Money Market Funds - 2.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (k)	2,845,042,063	2,845,611
Fidelity Securities Lending Cash Central Fund 5.39% (k)(l)	438,361,048	438,405
TOTAL MONEY MARKET FUNDS (Cost $3,284,014)		3,284,016

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $42,913,961)	136,487,354
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(659,986)
NET ASSETS - 100.0%	135,827,368

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,057,165,000 or 2.3% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $191,810,000 or 0.1% of net assets.

(f)	Affiliated company
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Non-income producing - Security is in default.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
(m)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $51,488 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Acrisure Holdings, Inc. Series B	3/22/21	6,918

ASAC II LP	10/10/13	3,041

ASAPP, Inc. Series C	4/30/21	8,580

Beta Technologies, Inc. Series B, 6.00%	4/04/22	26,781

Bowery Farming, Inc. Series C1	5/18/21	13,646

Bowery Farming, Inc. Series D1	10/25/23	1,159

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	71,616

Canva, Inc. Class A	3/18/24	94,269

Canva, Inc. Series A	9/22/23	13,995

Canva, Inc. Series A2	9/22/23	2,539

Carbon, Inc. Series D	12/15/17	21,376

Carbon, Inc. Series E	3/22/19	2,288

Circle Internet Financial Ltd. Series E	5/11/21	17,195

Circle Internet Financial Ltd. Series F	5/09/22	26,878

CoreWeave, Inc.	11/29/23	29,965

Discord, Inc. Series I	9/15/21	8,535

ElevateBio LLC Series C	3/09/21	13,528

Epic Games, Inc.	7/13/20 - 7/30/20	71,128

Fanatics, Inc. Class A	8/13/20 - 12/15/21	82,369

Get Heal, Inc. Series B	8/17/23	77

GoBrands, Inc. Series G	3/02/21	13,864

GoBrands, Inc. Series H	7/22/21	27,155

High Power Exploration, Inc. Series A	11/15/19 - 3/04/21	74,592

Intarcia Therapeutics, Inc. warrants 12/31/24	1/03/20	0

Intarcia Therapeutics, Inc. Series CC	11/14/12	28,629

Intarcia Therapeutics, Inc. 6%	1/03/20	9,273

Lyra Health, Inc. Series E	1/14/21	13,534

Lyra Health, Inc. Series F	6/04/21	1,092

Moloco, Inc. Series A	6/26/23	25,176

Nuro, Inc. Series C	10/30/20	42,990

Nuro, Inc. Series D	10/29/21	13,406

Rad Power Bikes, Inc.	1/21/21	12,486

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	1,628

Rad Power Bikes, Inc. Series C	1/21/21	6,405

Rad Power Bikes, Inc. Series D	9/17/21	22,322

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	2,699

Rapyd Financial Network 2016 Ltd.	3/30/21	25,000

Relativity Space, Inc. Series D	11/20/20	24,974

Relativity Space, Inc. Series E	5/27/21	9,973

Relativity Space, Inc. Series F	11/14/23	22,824

Relativity Space, Inc. warrants	11/14/23	0

Sable Offshore Corp.	1/16/24	43,679

Somatus, Inc. Series E	1/31/22	13,310

Space Exploration Technologies Corp. Class A	10/16/15 - 5/24/22	60,159

Space Exploration Technologies Corp. Class C	9/11/17	1,754

Space Exploration Technologies Corp. Series G	1/20/15	43,239

Space Exploration Technologies Corp. Series H	8/04/17	16,238

Space Exploration Technologies Corp. Series N	8/04/20	115,684

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	52,246

Stripe, Inc. Class B	5/18/21	18,282

Stripe, Inc. Series H	3/15/21	7,636

Stripe, Inc. Series I	3/20/23 - 5/12/23	42,565

Tanium, Inc. Class B	4/21/17 - 9/18/20	57,901

Tenstorrent Holdings, Inc. Series C1	4/23/21	23,033

TulCo LLC	8/24/17 - 9/07/18	49,737

Veterinary Emergency Group LLC Class A	9/16/21 - 11/13/23	44,339

X Holdings Corp. Class A	10/25/22	53,469

ZenPayroll, Inc.	10/01/21	8,326

ZenPayroll, Inc. Series D	7/16/19	32,431

ZenPayroll, Inc. Series E	7/13/21	5,079

Zipline International, Inc.	10/12/21	18,569

Zipline International, Inc. Series E	12/21/20	42,978

Zipline International, Inc. Series F	4/11/23	27,420

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,624,919	3,589,030	3,368,338	34,953	-	-	2,845,611	5.7%
Fidelity Securities Lending Cash Central Fund 5.39%	559,473	866,816	987,884	316	-	-	438,405	1.4%
Total	3,184,392	4,455,846	4,356,222	35,269	-	-	3,284,016

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Sable Offshore Corp.	-	43,679	-	-	-	4,193	47,872
Total	-	43,679	-	-	-	4,193	47,872

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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